Property and Equipment Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Buildings and improvements [Member] years	Dec. 31, 2011 Machinery, equipment and other [Member] years	Dec. 31, 2011 Product tooling [Member] years	Dec. 31, 2010 Product tooling [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] Product tooling [Member]	Dec. 31, 2011 Successor [Member] Product tooling [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] Product tooling [Member]	Dec. 31, 2009 Predecessor [Member] Product tooling [Member]	Dec. 31, 2010 Lighting [Member] Successor [Member]	Dec. 31, 2011 Lighting [Member] Successor [Member]	Oct. 01, 2010 Lighting [Member] Predecessor [Member]	Dec. 31, 2009 Lighting [Member] Predecessor [Member]
Property, Plant and Equipment [Line Items]
Land	$ 184	$ 207
Buildings and improvements	311	312
Machinery, equipment and other	985	935
Construction in progress	106	93
Total property and equipment	1,586	1,547
Accumulated depreciation	(254)	(55)
Property and equipment, net, before product tooling	1,332	1,492
Property and equipment, net	1,412	1,576			80	84
Estimated useful life, minimum				3
Estimated useful life, maximum				15
Estimated useful life, average			40		6
Asset impairment charges	60
Depreciation							55	254			191	326
Amortization									7	17			16	26
Depreciation and amortization							62	271			207	352			3	19	22	45
Accelerated depreciation												$ 53